Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.9%
Alabama 5.1%
Alabama, Black Belt Energy Gas District Prepay Revenue:
Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,199,316
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	662,694
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,848,900
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	1,365,000	1,408,770
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,197,260
		8,316,940
Arizona 2.0%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	211,935
Arizona, Tempe Industrial Development Authority, Tempe Life Care Village Inc., Series C-2, 1.125%, 12/1/2026	2,000,000	1,850,676
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	250,974
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, AMT, 5.0%, 7/1/2025	1,000,000	1,026,517
		3,340,102
California 12.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, MUNIPSA + 1.1%, 5.08% (a), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,901,213
California, Metropolitan Water District Revenue, Series E, MUNIPSA + 0.14%, 4.12% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	880,000	880,365
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	591,125
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	321,540
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	1,500,000	1,460,727
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	215,000	199,023
California, State Infrastructure & Economic Development Bank Revenue:
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,019,915
Series A, 144A, AMT, 3.65%, Mandatory Put 1/31/2024 @ 100, 1/1/2050	2,000,000	1,991,580
Series A, MUNIPSA + 0.35%, 4.33% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	564,052
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,025,223
Series A, AMT, 5.0%, 6/30/2026	500,000	514,821
California, State Public Works Board Revenue, Series B, 5.0%, 12/1/2025	1,120,000	1,171,629
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	110,000	105,956

California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051 (b)	1,000,000	996,300
Los Angeles County, CA, Community College District, General Obligation, Series C-1, 5.0%, 8/1/2024	2,000,000	2,038,781
Los Angeles County, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2025	695,000	712,264
Los Angeles County, CA, Department of Water & Power System, Series E, 5.0%, 7/1/2025	1,000,000	1,038,554
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, 4.07% (c), 8/7/2023	100,000	100,000
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	530,665
Series H, AMT, 5.0%, 11/1/2029	250,000	270,796
San Diego Country, CA, Unified School District, General Obligation, Series O-2, 5.0%, 7/1/2024	3,000,000	3,051,629
		20,486,158
Colorado 1.6%
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	520,741
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,089,931
		2,610,672
Connecticut 5.2%
Connecticut, State General Obligation:
Series E, 5.0%, 11/15/2025	1,000,000	1,042,608
Series A, 5.0%, 3/15/2029	2,000,000	2,060,678
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,469,002
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series C-1, 4.0%, 11/15/2047	530,000	526,242
Series A-4, MUNIPSA + 0.3%, 4.28% (a), Mandatory Put 11/15/2024 @ 100, 11/15/2050	2,500,000	2,495,498
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	415,000	412,033
Connecticut, State Special Tax Obligation Revenue, Series B, 5.0%, 7/1/2025	500,000	517,481
		8,523,542
Florida 3.7%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	512,005
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 104, 7/1/2057	500,000	510,262
Florida, Development Finance Corp., The Mayflower Retirement Community Project, Series B, 144A, 1.75%, 6/1/2026	155,000	154,963
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	968,276
Florida, Duval County Public Schools, Series A, 5.0%, 7/1/2025, INS: AGMC	500,000	515,411
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,305,341
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc., Series B2, 3.25%, 10/1/2026	1,000,000	954,675
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	120,000	118,701
		6,039,634

Georgia 4.1%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,182,268
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	653,328
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, 4/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,865,000	1,865,779
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	750,000	750,827
Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	1,989,972
Monroe County, GA, Development Authority Revenue, Power Co., Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	248,660
		6,690,834
Illinois 3.5%
Chicago, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2025	850,000	865,793
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,098,533
Illinois, State General Obligation:
5.0%, 8/1/2023	1,000,000	1,000,000
Series B, 5.0%, 3/1/2025	770,000	787,049
Series C, 5.0%, 5/1/2025	1,000,000	1,024,662
		5,776,037
Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 4.28% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	705,000	690,427
Indiana, Finance Authority Revenue, Franciscan Alliance Inc. Obligated Group, Series I, 4.48% (c), 8/1/2023, LOC: Barclays Bank PLC	100,000	100,000
		790,427
Kansas 0.2%
Manhattan, KS, Health Care Facilities Revenue Bonds, Meadowlark Hills Retirement, Series B-1, 2.875%, 6/1/2028	375,000	347,712
Kentucky 5.0%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	736,903
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	667,496	593,964
Kentucky, State Public Energy Authority, Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,434,825
Series A-1, 4.0%, Mandatory Put 6/1/2025 @ 100, 12/1/2049, GTY: Morgan Stanley	2,750,000	2,743,782
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,649,715
		8,159,189
Louisiana 2.9%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,845,913
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037	2,000,000	1,988,544
		4,834,457

Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,051,986
Massachusetts 0.1%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	170,000	143,600
Series B, AMT, 2.625%, 7/1/2036	80,000	77,050
		220,650
Michigan 2.9%
Michigan, State Finance Authority Revenue, “A1A”, Series A, 1.3%, 7/25/2061	903,567	848,214
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, MUNIPSA + 0.75%, 4.73% (a), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,715,171
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,093,258
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,167,752
		4,824,395
Minnesota 0.9%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,497,132
Mississippi 0.3%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	477,685
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	1,456,392	1,234,195
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2024	200,000	197,638
3.0%, 5/1/2025	225,000	218,829
		1,650,662
New Hampshire 0.9%
New Hampshire, State Housing Finance Authority Revenue, Series 1, 2.95%, 10/1/2025	1,540,000	1,509,655
New Jersey 3.9%
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026 (b)	1,500,000	1,536,314
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	185,999
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	588,836
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,024,063
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,012,879
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,006,817
		6,354,908
New Mexico 0.3%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	440,000	436,551

New York 13.5%
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	1,998,154
New York, Long Island Power Authority, Series C, MUNIPSA + 0.45%, 4.43% (a), Mandatory Put 9/1/2025 @ 100, 9/1/2038	1,000,000	994,362
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.48% (c), 8/1/2023, LOC: Barclays Bank PLC	200,000	200,000
Series E-1, 4.48% (c), 8/1/2023, LOC: Barclays Bank PLC	1,300,000	1,300,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	745,000	741,464
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2024	2,500,000	2,507,762
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2028	1,500,000	1,588,978
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 5.0%, 8/15/2024	3,000,000	3,049,456
Series A, 5.0%, 11/15/2024	1,250,000	1,281,194
Series A, 5.0%, 11/15/2025	1,250,000	1,303,822
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	962,305
New York, NY, General Obligation:
Series D-5, 4.1% (c), 8/7/2023, LOC: PNC Bank NA	100,000	100,000
Series L-4, 4.5% (c), 8/1/2023, LOC: U.S. Bank NA	150,000	150,000
Series D, 5.0%, 8/1/2025	1,000,000	1,037,860
Series F-4, 5.0%, Mandatory Put 12/1/2025 @ 100, 6/1/2044	2,000,000	2,057,898
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series EE-2, 4.5% (c), 8/1/2023, LIQ: State Street B&T Co.	150,000	150,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	330,422
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	307,742
Series A, 5.0%, 9/1/2027	500,000	529,612
5.0%, 8/1/2028	1,000,000	1,035,564
Series A, 5.0%, 9/1/2028	500,000	538,833
		22,165,428
North Carolina 1.5%
North Carolina, General Obligation, Series A, 5.0%, 3/1/2026	2,045,000	2,150,143
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	305,000	302,728
		2,452,871
North Dakota 0.8%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series A, 4.0%, 7/1/2047	475,000	471,721
Series B, MUNIPSA + 0.2%, 4.18% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	924,553
		1,396,274
Ohio 3.7%
Allen Country, OH, Hospital Facilities Revenue, Series A, 5.0%, 12/1/2023	1,000,000	1,004,536
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,014,714
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, 144A, 5.0%, 5/1/2025	1,500,000	1,491,366
Ohio, State Turnpike Commission, Infrastructure Projects, Series A, 5.0%, 2/15/2024	2,500,000	2,524,057
		6,034,673

Oregon 0.3%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	430,000	426,089
Pennsylvania 3.5%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,045,986
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,082,540
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	280,000	278,190
Series 122, AMT, 4.0%, 10/1/2046	1,345,000	1,337,499
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	959,337
		5,703,552
South Carolina 0.5%
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	851,668
South Dakota 0.5%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	830,000	824,284
Tennessee 0.3%
Johnson City, TN, Johnson City Health & Educational Facilities Board, Ballad Health Obligated Group, Series A, 5.0%, 7/1/2025	500,000	512,326
Texas 10.2%
Austin, TX , Water & Wastewater System Revenue, 5.0%, 11/15/2024	1,000,000	1,023,298
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	385,000	362,040
Series B, 3.0%, Mandatory Put 8/1/2023 @ 100, 8/1/2052	900,000	900,000
Harris County, TX, Spring Branch Independent School District, 5.0%, 2/1/2025	1,500,000	1,541,009
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	510,654
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,038,046
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	899,125
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,595,116
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,823,424
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	2,000,000	1,966,803
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2025	3,000,000	3,069,904
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	514,194
Texas, State Water Implementation Revenue, 5.0%, 10/15/2024	500,000	510,425
		16,754,038
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026 (b)	500,000	519,585
Virginia 2.4%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,253,210

Louisa, VA, Industrial Development Authority, Pollution Control Revenue, Virginia Electric And Power Company Project, Series C, 1.65%, Mandatory Put 5/31/2024 @ 100, 11/1/2035	950,000	925,864
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 3.8%, Mandatory Put 10/1/2024 @ 100, 10/1/2033	750,000	747,016
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,002,805
		3,928,895
Washington 2.1%
King County, WA, Sewer Revenue, Series A, MUNIPSA + 0.23%, 4.21% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,127,208
Seattle, WA, Municipal Light & Power Revenue:
Series B, MUNIPSA + 0.25%, 4.23% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	349,291
Series C-1, MUNIPSA + 0.49%, 4.47% (a), Mandatory Put 11/1/2023 @ 100, 10/1/2046	2,000,000	2,000,336
		3,476,835
West Virginia 0.6%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,000,000	986,506
Wisconsin 3.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series C-4, MUNIPSA + 0.65%, 4.63% (a), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,000,110
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,043,879
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,043,879
Wisconsin, State Housing & Economic Development Authority, Series B, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2053	2,000,000	2,000,910
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	535,000	527,479
		5,616,257
Other 0.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-024, AMT, 2.304%, 5/15/2027	115,000	107,183
Total Municipal Investments (Cost $169,401,421)		165,695,792

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.75% (d) (Cost $8,584)	8,584	8,584

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $169,410,005)	100.9	165,704,376
Other Assets and Liabilities, Net	(0.9)	(1,557,598)
Net Assets	100.0	164,146,778

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$165,695,792	$—	$165,695,792
Open-End Investment Companies	8,584	—	—	8,584
Total	$8,584	$165,695,792	$—	$165,704,376

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH3
R-080548-2 (1/25)